Condensed Consolidated Balance Sheet (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Successor	Dec. 31, 2011 Successor	Jan. 31, 2011 Successor	Dec. 31, 2010 Successor	Mar. 31, 2013 Eliminations	Dec. 31, 2012 Eliminations	Mar. 31, 2012 Eliminations	Dec. 31, 2011 Eliminations	Dec. 31, 2012 Eliminations Successor	Dec. 31, 2011 Eliminations Successor	Jan. 31, 2011 Eliminations Successor	Mar. 31, 2013 Parent	Dec. 31, 2012 Parent	Mar. 31, 2012 Parent	Dec. 31, 2011 Parent	Dec. 31, 2012 Parent Successor	Dec. 31, 2011 Parent Successor	Jan. 31, 2011 Parent Successor	Mar. 31, 2013 Guarantor Subsidiaries	Dec. 31, 2012 Guarantor Subsidiaries	Mar. 31, 2012 Guarantor Subsidiaries	Dec. 31, 2011 Guarantor Subsidiaries	Dec. 31, 2012 Guarantor Subsidiaries Successor	Dec. 31, 2011 Guarantor Subsidiaries Successor	Jan. 31, 2011 Guarantor Subsidiaries Successor	Mar. 31, 2013 Non-Guarantor Subsidiaries	Dec. 31, 2012 Non-Guarantor Subsidiaries	Mar. 31, 2012 Non-Guarantor Subsidiaries	Dec. 31, 2011 Non-Guarantor Subsidiaries	Dec. 31, 2012 Non-Guarantor Subsidiaries Successor	Dec. 31, 2011 Non-Guarantor Subsidiaries Successor	Jan. 31, 2011 Non-Guarantor Subsidiaries Successor
Parent Company Only Financial Information [Line Items]
Cash and cash equivalents	$ 1,375	$ 716	$ 223	$ 154	$ 716	$ 154	$ 61									$ 1,190	$ 533			$ 533			$ 125	$ 82	$ 159	$ 104	$ 82	$ 104	$ 52	$ 60	$ 101	$ 64	$ 50	$ 101	$ 50	$ 9
Investment in subsidiaries									(1,445)				(1,595)	(1,027)		(772)				(622)			1,760				1,760	570		457				457	457
Other current assets	1,335				1,457	615			(9,033)				(8,300)	(629)		6,146				6,047			2,081				2,181	918		2,141				1,529	326
Property, plant and equipment, net	1,360	1,423			1,423	504																	737				747	450		623				676	54
Mineral leaseholds, net	1,377	1,439			1,439	38																	778				796	38		599				643
Other assets	568				476	346										(3)				(3)			387				401	336		184				78	10
Total Assets	6,015	5,511			5,511	1,657			(10,478)				(9,895)	(1,656)		6,561				5,955			5,868				5,967	2,416		4,064				3,484	897
Current liabilities	380	467			467	281			(1,155)				(539)	(47)		1,236				560			113				133	267		186				313	61
Long-term debt	2,396	1,605			1,605	421																	902				902	421		1,494				703
Other long-term liabilities	543				557	203			(7,803)				(7,709)	(574)		893				882			745				6,978	211		408				406	566
Total Liabilities	3,319	2,629			2,629	905			(8,958)				(8,248)	(621)		2,129				1,442			8,060				8,013	899		2,088				1,422	627
Total Equity	2,696	2,882			2,882	752		564	(1,520)				(1,647)			4,432				4,513	752		(2,192)				(2,046)			1,976				2,062
Total Shareholders' Equity	2,479	2,649			2,649	752								(1,035)														1,517							270
Total Liabilities and Equity	$ 6,015	$ 5,511			$ 5,511	$ 1,657			$ (10,478)				$ (9,895)	$ (1,656)		$ 6,561				$ 5,955			$ 5,868				$ 5,967	$ 2,416		$ 4,064				$ 3,484	$ 897